Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property and equipment, net [Abstract]
Property and equipment, net
12.	Property and equipment, net

Property and equipment consists of the following:

	December 31,
	2016	2017
	RMB	RMB

Gross carrying amount
Buildings	482,333	731,640
Servers, computers and equipment	565,786	588,589
Leasehold improvements	80,812	18,651
Decoration of buildings	68,981	100,711
Motor vehicles	24,016	27,330
Furniture, fixture and office equipment	23,259	24,102
Construction in progress	5,586	44,103

Total	1,250,773	1,535,126
Less: accumulated depreciation	(412,023)	(518,128)

Property and equipment, net	838,750	1,016,998

Depreciation expense for the years ended December 31, 2015, 2016 and 2017 were RMB122,098, RMB173,625 and RMB 176,715, respectively.

In 2017, the Group disposed of certain leasehold improvements and equipment and the loss from the disposals was RMB17,620.